Quarterly financial data (unaudited): (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating revenues	$ 355,902	$ 384,644	$ 365,921	$ 373,646	$ 342,001	$ 376,656	$ 361,369	$ 354,170
Operating margin	39,351	54,845	60,849	69,931	46,548	59,520	63,472	69,330	$ 224,976	$ 238,870	$ 255,664
Net margin	$ (4,820)	$ 11,334	$ 17,285	$ 27,400	$ 2,592	$ 11,555	$ 15,676	$ 21,454	$ 51,199	$ 51,277	$ 50,345
Targeted margins for interest ratio									1.14	1.14
Maximum
Targeted margins for interest ratio	1.14